10. COMMON STOCK (Details 2) (USD $)	3 Months Ended		9 Months Ended		213 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Stock based compensation	$ 0	$ 10,235	$ 1,052,637	$ 1,200,722	$ 23,806,397
Exploration
Stock based compensation	0	640	148,125	267,452	4,222,978
General and Administrative
Stock based compensation	$ 0	$ 9,595	$ 904,512	$ 933,270	$ 19,583,419